Debt - Summary of Debt - Senior Secured Credit Facility - Outstanding borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt
2019	$ 60,345
2020	15,345
2021	15,345
2022	15,345
2023	1,422,613
Thereafter	500,000
Total debt outstanding	2,028,993	$ 2,060,700
Less: capitalized debt issuance costs and original issue discount	(38,471)
Long-term Debt, Total	$ 1,990,522